Investments in Associates and Joint ventures 1 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Disclosure of joint ventures [line items]
Book value		₩ 6,512,332		₩ 4,581,340		₩ 3,485,699
Jeju Bukchon BESS Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 6,049
Effective percentage of ownership	[1]	41.00%
Share in net assets		₩ 2,480
Investment differential		0
Intercompany transaction		0
Others		0
Book value		2,480
Commerce and Industry Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 32,523
Effective percentage of ownership	[1]	24.46%
Share in net assets		₩ 7,954
Investment differential		0
Intercompany transaction		0
Others		(7,456)
Book value		498
KI Tech Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 940
Effective percentage of ownership	[1]	24.70%
Share in net assets		₩ 232
Investment differential		0
Intercompany transaction		(61)
Others		0
Book value		171
Enlight Energy Advanced Industry Venture Fund
Disclosure of joint ventures [line items]
Net assets		₩ 11,235
Effective percentage of ownership	[1]	28.04%
Share in net assets		₩ 3,150
Investment differential		0
Intercompany transaction		0
Others		0
Book value		3,150
Gunsan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		₩ 4,792
Effective percentage of ownership	[1]	42.63%
Share in net assets		₩ 2,043
Investment differential		0
Intercompany transaction		0
Others		0
Book value		2,043
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Net assets		167,815		₩ 176,432
Effective percentage of ownership	[1]			49.00%
Share in net assets				₩ 86,450
Investment differential				0
Intercompany transaction				0
Others				0
Book value		82,230		86,450		69,902
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Net assets		5,157		₩ 3,887
Effective percentage of ownership	[1]			55.00%
Share in net assets				₩ 2,138
Investment differential				0
Intercompany transaction				0
Others				0
Book value		2,837	[2]	2,138	[2]	1,818
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Net assets		97,025		₩ 80,042
Effective percentage of ownership	[1]			29.68%
Share in net assets				₩ 23,756
Investment differential				0
Intercompany transaction				0
Others				0
Book value		28,576	[3],[4]	23,756	[5]	22,612
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Net assets		40,981		₩ 33,872
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 16,936
Investment differential				0
Intercompany transaction				0
Others				0
Book value		20,491		16,936		14,739
RES Technology AD
Disclosure of joint ventures [line items]
Net assets		33,344		₩ 30,137
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 15,069
Investment differential				0
Intercompany transaction				0
Others				0
Book value		16,672		15,069		14,383
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Net assets		15,936		₩ 17,303
Effective percentage of ownership	[1]			40.00%
Share in net assets				₩ 6,921
Investment differential				0
Intercompany transaction				0
Others				0
Book value		6,374	[6]	6,921	[7]	5,186
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Net assets		199,072		₩ 265,231
Effective percentage of ownership	[1]			60.00%
Share in net assets				₩ 159,139
Investment differential				0
Intercompany transaction				0
Others				0
Book value		119,443	[2],[6]	159,139	[2],[7]	196,544
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		20,073		₩ 19,797
Effective percentage of ownership	[1]			40.00%
Share in net assets				₩ 7,919
Investment differential				0
Intercompany transaction				0
Others				0
Book value		8,029		7,919		6,315
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		530,324		₩ 511,290
Effective percentage of ownership	[1]			40.00%
Share in net assets				₩ 204,516
Investment differential				0
Intercompany transaction				0
Others				0
Book value		212,130		204,516		186,739
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		123,752		₩ 120,811
Effective percentage of ownership	[1]			40.00%
Share in net assets				₩ 48,325
Investment differential				0
Intercompany transaction				0
Others				0
Book value		49,501		48,325		43,207
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Net assets		806,056		₩ 778,404
Effective percentage of ownership	[1]			40.00%
Share in net assets				₩ 311,362
Investment differential				0
Intercompany transaction				(40,752)
Others				(717)
Book value		285,805	[4]	269,893	[5]	235,051
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Net assets		25,227		₩ 20,778
Effective percentage of ownership	[1]			40.00%
Share in net assets				₩ 8,311
Investment differential				0
Intercompany transaction				0
Others				0
Book value		10,091		8,311		4,964
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Net assets		993,028		₩ 992,954
Effective percentage of ownership	[1]			40.00%
Share in net assets				₩ 397,182
Investment differential				29,357
Intercompany transaction				0
Others				(13,923)
Book value		412,277		412,616		349,866
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		50,092		₩ 42,075
Effective percentage of ownership	[1]			45.00%
Share in net assets				₩ 18,934
Investment differential				0
Intercompany transaction				0
Others				(176)
Book value		22,365		18,758		18,680
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		25,042		₩ 27,972
Effective percentage of ownership	[1]			25.00%
Share in net assets				₩ 6,993
Investment differential				0
Intercompany transaction				0
Others				0
Book value		6,260		6,993		6,669
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		2,441		₩ 2,402
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 696
Investment differential				0
Intercompany transaction				0
Others				0
Book value		708	[8]	696	[8]	615
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		9,317		₩ 11,541
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 5,771
Investment differential				0
Intercompany transaction				0
Others				0
Book value		4,658		5,771		5,187
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Net assets		457,918		₩ 448,107
Effective percentage of ownership	[1]			60.00%
Share in net assets				₩ 268,864
Investment differential				0
Intercompany transaction				0
Others				0
Book value		274,751	[2]	268,864	[2]	223,424
KAPES, Inc.
Disclosure of joint ventures [line items]
Net assets		40,697		₩ 41,522
Effective percentage of ownership	[1]			51.00%
Share in net assets				₩ 21,176
Investment differential				0
Intercompany transaction				(25,107)
Others				3,931
Book value		0	[2]	0	[2]	0
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		16,780		₩ 16,556
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 4,801
Investment differential				32
Intercompany transaction				0
Others				0
Book value		4,898		4,833		4,743
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		22,082		₩ 20,873
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 6,054
Investment differential				0
Intercompany transaction				0
Others				0
Book value		6,404		6,054		5,708
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		123,570		₩ 123,222
Effective percentage of ownership	[1]			29.90%
Share in net assets				₩ 36,843
Investment differential				3
Intercompany transaction				0
Others				(247)
Book value		36,703		36,599		35,083
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		25,530		₩ 24,827
Effective percentage of ownership	[1]			15.00%
Share in net assets				₩ 3,723
Investment differential				6
Intercompany transaction				0
Others				0
Book value		3,835	[8]	3,729	[8]	3,443
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Net assets		1,133,399		₩ 1,126,156
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 563,079
Investment differential				0
Intercompany transaction				0
Others				0
Book value		566,700		563,079		417,989
Kelar S.A.
Disclosure of joint ventures [line items]
Net assets		230,748		₩ 229,196
Effective percentage of ownership	[1]			65.00%
Share in net assets				₩ 148,978
Investment differential				3,389
Intercompany transaction				0
Others				0
Book value		153,294	[2]	152,367	[2]	131,529
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Net assets		280,633		₩ 287,370
Effective percentage of ownership	[1]			35.00%
Share in net assets				₩ 100,580
Investment differential				0
Intercompany transaction				0
Others				0
Book value		98,221		100,580		90,151
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		1,568		₩ 1,040
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 302
Investment differential				0
Intercompany transaction				0
Others				0
Book value		455	[9]	302	[9]	298
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		50,223		₩ 53,296
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 15,456
Investment differential				0
Intercompany transaction				0
Others				0
Book value		14,565		15,456		16,591
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Net assets		50,190		₩ 42,655
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 21,327
Investment differential				0
Intercompany transaction				0
Others				0
Book value		25,095		21,327		16,426
Barakah One Company
Disclosure of joint ventures [line items]
Net assets		8,279,442		₩ (1,821,204)
Effective percentage of ownership	[1]			18.00%
Share in net assets				₩ (327,817)
Investment differential				0
Intercompany transaction				153,104
Others				174,713
Book value		1,672,507	[10]	0	[10]	0
Nawah Energy Company
Disclosure of joint ventures [line items]
Net assets		2,176		₩ 2,179
Effective percentage of ownership	[1]			18.00%
Share in net assets				₩ 392
Investment differential				0
Intercompany transaction				0
Others				0
Book value		392	[10]	392	[10]	330
MOMENTUM
Disclosure of joint ventures [line items]
Net assets		317		₩ 586
Effective percentage of ownership	[1]			33.33%
Share in net assets				₩ 195
Investment differential				0
Intercompany transaction				0
Others				0
Book value		106		195		209
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets				₩ 93,677
Effective percentage of ownership	[1]			54.24%
Share in net assets				₩ 50,810
Investment differential				84
Intercompany transaction				0
Others				(20,381)
Book value		31,119	[11]	30,513	[11]	26,430
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		62,534		₩ 55,769
Effective percentage of ownership	[1]			46.00%
Share in net assets				₩ 25,654
Investment differential				492
Intercompany transaction				0
Others				0
Book value		29,258		26,146		23,380
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Net assets		4,709		₩ 340
Effective percentage of ownership	[1]			90.00%
Share in net assets				₩ 306
Investment differential				1,146
Intercompany transaction				0
Others				0
Book value		5,349	[12]	1,452	[12]	484
Chester Solar V SpA
Disclosure of joint ventures [line items]
Net assets		502		₩ (61)
Effective percentage of ownership	[1]			90.00%
Share in net assets				₩ (55)
Investment differential				317
Intercompany transaction				0
Others				0
Book value		756	[12]	262	[12]	191
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Net assets		4,768		₩ 1,140
Effective percentage of ownership	[1]			90.00%
Share in net assets				₩ 1,026
Investment differential				674
Intercompany transaction				0
Others				0
Book value		4,920	[12]	1,700	[12]	954
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Net assets		243,391		₩ 243,822
Effective percentage of ownership	[1]			20.00%
Share in net assets				₩ 48,764
Investment differential				0
Intercompany transaction				0
Others				(4)
Book value		48,675		48,760		43,109
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		62,157		₩ 72,374
Effective percentage of ownership	[1]			35.00%
Share in net assets				₩ 25,331
Investment differential				0
Intercompany transaction				0
Others				0
Book value		21,755		25,331		22,191
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Net assets		161,263		₩ 179,562
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 89,780
Investment differential				0
Intercompany transaction				0
Others				0
Book value		80,631		89,780		84,092
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Net assets		97,662		₩ 111,243
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 55,622
Investment differential				0
Intercompany transaction				0
Others				0
Book value		48,831		55,622		54,081
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Net assets		109,651		₩ 119,612
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 59,806
Investment differential				0
Intercompany transaction				0
Others				0
Book value		54,825		59,806		58,154
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Net assets		16,274		₩ 16,238
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 8,119
Investment differential				0
Intercompany transaction				0
Others				0
Book value		8,137		8,119		6,937
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Net assets		5,739		₩ 5,716
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 2,857
Investment differential				0
Intercompany transaction				0
Others				0
Book value		2,870		2,857		2,441
Laurel SpA
Disclosure of joint ventures [line items]
Net assets		2,316		₩ 426
Effective percentage of ownership	[1]			90.00%
Share in net assets				₩ 382
Investment differential				1,050
Intercompany transaction				0
Others				0
Book value		3,092	[12]	1,432	[12]	613
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Net assets		31,625		₩ 33,586
Effective percentage of ownership	[1]			12.37%
Share in net assets				₩ 4,155
Investment differential				9
Intercompany transaction				0
Others				(3,015)
Book value		906	[8]	1,149	[8]	3,719
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		13,991		₩ 14,669
Effective percentage of ownership	[1]			29.01%
Share in net assets				₩ 4,256
Investment differential				61
Intercompany transaction				0
Others				0
Book value		4,120	[4]	4,317	[5]	3,756
Chester Solar I SpA
Disclosure of joint ventures [line items]
Net assets		3,453		₩ 1,481
Effective percentage of ownership	[1]			90.00%
Share in net assets				₩ 1,333
Investment differential				316
Intercompany transaction				0
Others				0
Book value		3,417	[12]	1,649	[12]	1,238
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Net assets		115,923		₩ 128,254
Effective percentage of ownership	[1]			38.00%
Share in net assets				₩ 48,737
Investment differential				0
Intercompany transaction				0
Others				14,958
Book value		61,113		63,695		58,130
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		28,545		₩ 28,734
Effective percentage of ownership	[1]			81.01%
Share in net assets				₩ 23,277
Investment differential				0
Intercompany transaction				0
Others				0
Book value		23,123	[13]	23,277	[13]	23,419
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		1,803		₩ 2,787
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 808
Investment differential				1,782
Intercompany transaction				0
Others				0
Book value		2,304	[8]	2,590	[8]	2,665
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		(2,618)		₩ 7,052
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 2,045
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0	[8]	2,045	[8]	2,214
DE Energia SpA
Disclosure of joint ventures [line items]
Net assets				₩ 7,410
Effective percentage of ownership	[1]			49.00%
Share in net assets				₩ 3,631
Investment differential				0
Intercompany transaction				0
Others				7,431
Book value		0		11,062		9,703
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets				₩ 78,018
Effective percentage of ownership	[1]			34.00%
Share in net assets				₩ 26,526
Investment differential				341
Intercompany transaction				0
Others				0
Book value		27,150		26,867		26,753
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		6,431		₩ 6,592
Effective percentage of ownership	[1]			49.00%
Share in net assets				₩ 3,230
Investment differential				0
Intercompany transaction				0
Others				0
Book value		3,151		3,230		3,122
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		30,175		₩ 23,193
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 11,597
Investment differential				43
Intercompany transaction				0
Others				0
Book value		15,131		11,640		10,435
HORUS SOLAR, S.A. DE C.V.
Disclosure of joint ventures [line items]
Net assets		(6,253)		₩ (13,996)
Effective percentage of ownership	[1]			14.95%
Share in net assets				₩ (2,092)
Investment differential				3,580
Intercompany transaction				0
Others				0
Book value		2,645	[14]	1,488	[14]	11,181
RECURSOS SOLARES PV DE MEXICO II, S.A. DE C.V.
Disclosure of joint ventures [line items]
Net assets				₩ 15,257
Effective percentage of ownership	[1]			14.95%
Share in net assets				₩ 2,281
Investment differential				2,171
Intercompany transaction				0
Others				0
Book value		4,602	[14]	4,452	[14]	10,935
SUNMEX RENOVABLES, S.A. DE C.V.
Disclosure of joint ventures [line items]
Net assets		22,751		₩ 11,253
Effective percentage of ownership	[1]			14.95%
Share in net assets				₩ 1,682
Investment differential				5
Intercompany transaction				0
Others				0
Book value		3,405	[14]	1,687	[14]	3,541
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Net assets		90,309		₩ 82,293
Effective percentage of ownership	[1]			20.00%
Share in net assets				₩ 16,459
Investment differential				0
Intercompany transaction				0
Others				0
Book value		18,062		16,459		18,263
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		64,759		₩ 55,094
Effective percentage of ownership	[1]			38.90%
Share in net assets				₩ 21,432
Investment differential				1,361
Intercompany transaction				0
Others				0
Book value		26,553		22,793		17,953
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		60,218		₩ 58,182
Effective percentage of ownership	[1]			19.00%
Share in net assets				₩ 11,055
Investment differential				773
Intercompany transaction				0
Others				0
Book value		12,215	[8]	11,828	[8]	9,637
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		17,423		₩ 15,003
Effective percentage of ownership	[1]			19.00%
Share in net assets				₩ 2,851
Investment differential				0
Intercompany transaction				0
Others				0
Book value		3,310	[8]	2,851	[8]	3,022
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Net assets		205,417		₩ 180,313
Effective percentage of ownership	[1]			25.00%
Share in net assets				₩ 45,078
Investment differential				5,643
Intercompany transaction				0
Others				0
Book value		56,997		50,721		25,603
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Net assets		37,255		₩ 52,262
Effective percentage of ownership	[1]			29.53%
Share in net assets				₩ 15,433
Investment differential				527
Intercompany transaction				0
Others				(527)
Book value		11,001	[15]	15,433		21,897
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Net assets		16,692		₩ 17,218
Effective percentage of ownership	[1]			90.00%
Share in net assets				₩ 15,496
Investment differential				0
Intercompany transaction				0
Others				0
Book value		15,023	[2]	15,496	[2]	15,487
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Net assets		737,706		₩ 678,043
Effective percentage of ownership	[1]			30.61%
Share in net assets				₩ 207,565
Investment differential				0
Intercompany transaction				0
Others				0
Book value		225,828		207,565		156,994
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		131,509		₩ 88,231
Effective percentage of ownership	[1]			50.10%
Share in net assets				₩ 44,204
Investment differential				3,137
Intercompany transaction				(1,183)
Others				0
Book value		67,846	[13]	46,158	[13]	25,549
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		191,096		₩ 152,705
Effective percentage of ownership	[1]			29.20%
Share in net assets				₩ 44,590
Investment differential				0
Intercompany transaction				0
Others				3,441
Book value		59,242		48,031		5,285
Boim Combined Heat And Power Generations Co Ltd
Disclosure of joint ventures [line items]
Net assets		(63,389)		₩ (58,130)
Effective percentage of ownership	[1]			46.30%
Share in net assets				₩ (27,938)
Investment differential				0
Intercompany transaction				(785)
Others				28,723
Book value		0	[15]	0	[15]	0
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Net assets		1,172,226		₩ 1,099,591
Effective percentage of ownership	[1]			40.00%
Share in net assets				₩ 439,837
Investment differential				25,512
Intercompany transaction				0
Others				0
Book value		494,403		465,349		289,966
KAS Investment I LLC
Disclosure of joint ventures [line items]
Net assets		44		₩ 20,333
Effective percentage of ownership	[1]			29.89%
Share in net assets				₩ 6,078
Investment differential				0
Intercompany transaction				0
Others				0
Book value		13	[4]	6,078	[5]	15,784
KAS Investment II LLC
Disclosure of joint ventures [line items]
Net assets		44		₩ 20,205
Effective percentage of ownership	[1]			29.89%
Share in net assets				₩ 6,040
Investment differential				0
Intercompany transaction				0
Others				0
Book value		13	[4]	6,040	[5]	15,709
Energyco Co., Ltd. (formerly, Energyco LLC)
Disclosure of joint ventures [line items]
Net assets				₩ 5,149
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 1,493
Investment differential				829
Intercompany transaction				0
Others				0
Book value		2,629		2,322		2,140
CAES, LLC
Disclosure of joint ventures [line items]
Net assets		42,153		₩ 49,267
Effective percentage of ownership	[1]			36.00%
Share in net assets				₩ 17,736
Investment differential				2,923
Intercompany transaction				0
Others				0
Book value		18,098		20,659		20,380
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Net assets		26,026		₩ 23,050
Effective percentage of ownership	[1]			49.00%
Share in net assets				₩ 11,295
Investment differential				39
Intercompany transaction				0
Others				0
Book value		12,792	[8]	11,334	[8]	10,348
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		3,786		₩ 3,103
Effective percentage of ownership	[1]			28.02%
Share in net assets				₩ 870
Investment differential				290
Intercompany transaction				0
Others				0
Book value		1,351		1,160		1,058
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		(5,977)		₩ (5,964)
Effective percentage of ownership	[1]			27.10%
Share in net assets				₩ (1,616)
Investment differential				352
Intercompany transaction				0
Others				1,264
Book value		0		0		352
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Net assets		156		₩ (1)
Effective percentage of ownership	[1]			40.00%
Share in net assets				₩ 0
Investment differential				0
Intercompany transaction				0
Others				0
Book value		62		0		0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Net assets		3,631		₩ 1,138
Effective percentage of ownership	[1]			60.00%
Share in net assets				₩ 683
Investment differential				98
Intercompany transaction				0
Others				0
Book value		2,277	[13]	781	[13]	1,200
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets				₩ 25,460
Effective percentage of ownership	[1]			42.00%
Share in net assets				₩ 10,693
Investment differential				166
Intercompany transaction				0
Others				0
Book value		12,204		10,859		10,229
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Net assets				₩ (7,763)
Effective percentage of ownership	[1]			75.00%
Share in net assets				₩ (5,822)
Investment differential				1,427
Intercompany transaction				0
Others				4,395
Book value		0		0		8,119
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		(4,129)		₩ (3,234)
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ (938)
Investment differential				1,828
Intercompany transaction				0
Others				0
Book value		631		890		4,024
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		1,241		₩ 984
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 285
Investment differential				48
Intercompany transaction				0
Others				0
Book value		408		333		569
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		37,318		₩ 36,004
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 10,441
Investment differential				195
Intercompany transaction				0
Others				0
Book value		11,017		10,636		9,072
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Net assets		14,108		₩ 13,575
Effective percentage of ownership	[1]			20.00%
Share in net assets				₩ 2,715
Investment differential				0
Intercompany transaction				0
Others				0
Book value		2,822		2,715		2,542
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets				₩ 25,117
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 7,284
Investment differential				556
Intercompany transaction				0
Others				0
Book value		7,538		7,840		5,515
KEPCO KPS CARABAO Corp.
Disclosure of joint ventures [line items]
Net assets		(441)		₩ (609)
Effective percentage of ownership	[1]			40.00%
Share in net assets				₩ (244)
Investment differential				0
Intercompany transaction				0
Others				244
Book value		0	[9]	0	[9]	0
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Net assets		82,178		₩ 80,748
Effective percentage of ownership	[1]			45.00%
Share in net assets				₩ 36,336
Investment differential				1,223
Intercompany transaction				0
Others				0
Book value		38,664		37,559		38,789
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		37,170		₩ 31,818
Effective percentage of ownership	[1]			46.15%
Share in net assets				₩ 14,684
Investment differential				1,084
Intercompany transaction				0
Others				0
Book value		18,238		15,768		15,736
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Net assets				₩ 40,603
Effective percentage of ownership	[1]			51.94%
Share in net assets				₩ 21,090
Investment differential				0
Intercompany transaction				0
Others				2,073
Book value		23,822	[13],[16]	23,163	[13],[17]	22,429
CapMan Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Net assets				₩ (131,471)
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ (65,735)
Investment differential				0
Intercompany transaction				0
Others				65,735
Book value		0		0		0
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Net assets		(212)		₩ 31,541
Effective percentage of ownership	[1]			35.00%
Share in net assets				₩ 11,040
Investment differential				(2)
Intercompany transaction				0
Others				0
Book value		0		11,038		1,423
Pyeongchang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		22,158		₩ 20,943
Effective percentage of ownership	[1]			58.00%
Share in net assets				₩ 12,147
Investment differential				0
Intercompany transaction				0
Others				0
Book value		12,851	[18]	12,147	[18]	12,228
Eumseong Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Net assets				₩ 38,058
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 11,036
Investment differential				577
Intercompany transaction				0
Others				0
Book value				11,613
Changwon Nu-ri Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		15,545		₩ 12,549
Effective percentage of ownership	[1]			61.00%
Share in net assets				₩ 7,655
Investment differential				3
Intercompany transaction				0
Others				0
Book value		9,486	[8]	7,658	[8]	8,027
PungBack Wind Farm Corporation [Member]
Disclosure of joint ventures [line items]
Net assets		14,276		₩ 18,041
Effective percentage of ownership	[1]			37.00%
Share in net assets				₩ 6,675
Investment differential				1,085
Intercompany transaction				0
Others				0
Book value		6,367	[19]	7,760	[19]	7,940
Trumbull Asset Management, LLC [Member]
Disclosure of joint ventures [line items]
Net assets		1,574		₩ 1,662
Effective percentage of ownership	[1]			78.00%
Share in net assets				₩ 1,297
Investment differential				0
Intercompany transaction				0
Others				0
Book value		1,228	[18]	1,297	[18]	936
S-Power Chile SpA
Disclosure of joint ventures [line items]
Net assets		766		₩ 1
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 1
Investment differential				158
Intercompany transaction				0
Others				0
Book value		538		159		64
Seungmun Green Energy
Disclosure of joint ventures [line items]
Net assets		37,749		₩ 38,620
Effective percentage of ownership	[1]			33.00%
Share in net assets				₩ 12,745
Investment differential				0
Intercompany transaction				0
Others				0
Book value		12,457		12,745		9,757
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		4,405		₩ 4,137
Effective percentage of ownership	[1]			80.00%
Share in net assets				₩ 3,309
Investment differential				0
Intercompany transaction				0
Others				0
Book value		3,524	[20]	3,309	[20]	3,580
Yangyang Suri Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		32,993		₩ 29,801
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 8,643
Investment differential				0
Intercompany transaction				0
Others				0
Book value		9,568	[4]	8,643	[5]	9,608
KEPCO for Power Company
Disclosure of joint ventures [line items]
Net assets		21,638		₩ 29,843
Effective percentage of ownership	[1]			60.00%
Share in net assets				₩ 17,906
Investment differential				0
Intercompany transaction				0
Others				0
Book value		12,983	[21]	17,906	[21]	435
Taebaek Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		21,062		₩ 24,599
Effective percentage of ownership	[1]			60.00%
Share in net assets				₩ 14,759
Investment differential				0
Intercompany transaction				0
Others				0
Book value		12,637		14,759		13,932
Jeonju Bio Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets				₩ 3,949
Effective percentage of ownership	[1]			65.00%
Share in net assets				₩ 2,566
Investment differential				0
Intercompany transaction				0
Others				0
Book value		0		2,566	[13]	3,195
Kumyang Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		23,508		₩ 13,051
Effective percentage of ownership	[1]			29.00%
Share in net assets				₩ 3,785
Investment differential				56
Intercompany transaction				0
Others				0
Book value		6,874		3,841		3,663
Jeongeup Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		11,246		₩ 15,979
Effective percentage of ownership	[1]			44.86%
Share in net assets				₩ 7,167
Investment differential				1,679
Intercompany transaction				0
Others				0
Book value		6,724	[22]	8,846	[22]	1,560
Hadong E-factory Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		1,115		₩ 1,127
Effective percentage of ownership	[1]			29.99%
Share in net assets				₩ 338
Investment differential				6
Intercompany transaction				0
Others				0
Book value		340	[4]	344	[5]	349
Namyangju Combined Heat and Power Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		209,634		₩ 73,575
Effective percentage of ownership	[1]			70.10%
Share in net assets				₩ 51,575
Investment differential				193
Intercompany transaction				0
Others				0
Book value		147,146	[23]	51,768	[23]	3,850
Samchuck
Disclosure of joint ventures [line items]
Net assets		19,144		₩ 19,128
Effective percentage of ownership	[1]			25.54%
Share in net assets				₩ 4,885
Investment differential				0
Intercompany transaction				0
Others				(4,885)
Book value				0
Wadi Noor Solar Power Company SAOC
Disclosure of joint ventures [line items]
Net assets		6,589		₩ 11,268
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 5,634
Investment differential				9
Intercompany transaction				(4,251)
Others				0
Book value		0		1,392		846
Fairhaven Energy Storage LLC
Disclosure of joint ventures [line items]
Net assets		2,042		₩ 1,989
Effective percentage of ownership	[1]			35.00%
Share in net assets				₩ 696
Investment differential				0
Intercompany transaction				0
Others				(696)
Book value		0		0		0
Rutile BESS Holdings, LLC
Disclosure of joint ventures [line items]
Net assets		38,198		₩ 3
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 1
Investment differential				0
Intercompany transaction				0
Others				0
Book value		19,099		1		0
Trumbull Development Partners, LLC
Disclosure of joint ventures [line items]
Net assets		690,772		₩ 539,370
Effective percentage of ownership	[1]			56.23%
Share in net assets				₩ 303,288
Investment differential				52,091
Intercompany transaction				0
Others				0
Book value		439,268	[24]	355,379		0
Imha Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Net assets		11,389		₩ 12,866
Effective percentage of ownership	[1]			49.00%
Share in net assets				₩ 6,305
Investment differential				46
Intercompany transaction				0
Others				0
Book value		5,627	[4]	6,351	[5]	0
EDFR KOWEPO AJBAN PV HOLDING LIMITED
Disclosure of joint ventures [line items]
Net assets		1,707		₩ 170
Effective percentage of ownership	[1]			50.00%
Share in net assets				₩ 85
Investment differential				0
Intercompany transaction				0
Others				0
Book value		854		85		0
Roof One Energy Co., Ltd.
Disclosure of joint ventures [line items]
Net assets		3,955		₩ 4,096
Effective percentage of ownership	[1]			48.00%
Share in net assets				₩ 1,966
Investment differential				34
Intercompany transaction				0
Others				0
Book value		₩ 1,933		₩ 2,000		₩ 0

[1]	The percentage of ownership shown above is an effective percentage of ownership including the treasury stocks and others.
[2]	The effective percentage of ownership is more than 50%. However, according to the shareholders’ agreement, all critical financial and operating decisions must be agreed to by all ownership parties and the Company can exercise same voting rights as other shareholders at the board of directors. Accordingly, the entities are classified as joint ventures.
[3]	The effective ownership interest is 10%, considering convertible redeemable preferred shares.
[4]	The effective percentage of ownership is less than 50%. However, the investment is classified as a joint venture because decisions regarding significant financial and operating policies require the unanimous consent of all parties sharing control.
[5]	The effective percentage of ownership is less than 50%. However, the entity is classified as a joint venture, because all consent was required to make decisions on related activities.
[6]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2025.
[7]	The Company is planning to sell its investment in SPC Power Corporation, KEPCO SPC Power Corporation, and KV Holdings, Inc. and the timing of and proceeds from such sales transaction is not specified as of December 31, 2024.
[8]	According to the shareholders’ agreement, the parties have joint control over all decisions related to finance and operation. Accordingly, the entity is classified as joint ventures.
[9]	The joint arrangement which the Company has joint control is structured through a separate company. The parties have joint control over the joint arrangement are classified as joint ventures, judging that they have rights to the net assets of the arrangement.
[10]	The effective percentage of ownership is less than 50%. However, decisions in relevant activities must be agreed by ownership parties. Accordingly, the entity is classified as joint ventures.
[11]	Although the nominal percentage of ownership is 29%, the effective percentage of ownership is 54.24%, considering the interest of financial investors as a liability component.
[12]	Although the Company holds majority of shares in the entities marked above by acquiring additional shares for the year ended December 31, 2024, the entities are classified as joint ventures due to the shareholders’ agreement requiring unanimous approval from the entities’ board of directors for making material decisions on financial and operational policies.
[13]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[14]	The effective percentage of ownership is less than 50%. However, according to the shareholders’ agreement, decisions related principal operation must be agreed by all ownership parties. Accordingly, the entity is classified as a joint venture.
[15]	According to the Boim Combined Heat and Power Generation Co., Ltd. Investment Agreement signed in March 2011, the Company has a commitment to guarantee principal and certain returns on shares of REC’s Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.). held by NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation. Since NH Power 2nd Co., Ltd. and the National Agricultural Cooperative Federation have put option regarding their share of the entity, the Company was deemed to have acquired an additional 15.6% stake. As a result, the effective percentage of ownership is 46.3% in the current and prior period. In accordance with shareholders’ agreement signed during the current period, the Company has joint control with other investors in making important financial and operation decisions, so it has been reclassified from an associate to a joint venture.
[16]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 53.83%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[17]	The nominal percentage of ownership is 75.29% and the effective percentage of ownership is 56.91%, as the Company has an obligation to provide excessive dividend income to Gunsan City when a certain rate of return defined in the shareholders’ agreement is met.
[18]	The effective percentage of ownership is more than 50%. However, decisions in relevant activities must be agreed by all members of the board of directors. Accordingly, the entity is classified as a joint venture.
[19]	The effective percentage of ownership is 37%, considering potential common stock.
[20]	Although the effective percentage of ownership is more than 50%, decisions in relevant activities must be agreed by all members of the board of directors.
[21]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors due to the shareholders’ agreement.
[22]	Although the Company’s effective percentage of ownership is less than 50%, the entity is reclassified as a joint venture considering the Company can exercise significant influence on the entity due to the Company’s contractual right to appoint a director to the entity’s board of directors and the minimum number of the entity’s board of directors members required to agree for making decision on material financial and operational policies in accordance with the joint shareholders’ agreement.
[23]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of members in the board of directors.
[24]	Although the Company’s effective percentage of ownership is more than 50%, the entity is classified as a joint venture since the entity’s material financial and operational decisions require unanimous agreement of the representative committee due to the shareholders’ agreement.